14. Stockholders' Equity (Details - Option Activity) (Sept 2020 Note) - Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Number of Options
Number of Options Outstanding, Beginning	210,000	0
Number of Options Granted	0	210,000
Number of Options Exercised	0	0
Number of Options Forfeited or Expired	0	0
Number of Options Outstanding, Ending	210,000	210,000
Number of Options Vested	210,000	87,500
Number of Options Exercisable, Ending	210,000	210,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 9.61
Weighted Average Exercise Price Granted	0	5.70
Weighted Average Exercise Price Exercised	0
Weighted Average Exercise Price Forfeited	0
Weighted Average Exercise Price Outstanding, Ending	9.61	9.61
Weighted Average Exercise Price Vested	5.70	5.70
Weighted Average Exercise Price Exercisable, Ending	$ 9.61	$ 9.61
Remaining Contractual Term
Options Outstanding	9 years 7 months 10 days	9 years 7 months 10 days
Options Vested	9 years 7 months 10 days	9 years 7 months 10 days
Options Exercisable	9 years 7 months 10 days	9 years 7 months 10 days
Aggregate Intrinsic Value
Aggregate intrinsic value options outstanding	$ 0	$ 0
Aggregate intrinsic value options vested	0	0
Aggregate intrinsic value options exercisable	$ 0	$ 0